Loans and Accounts Receivable From Customers - Schedule of Cash Flows to be Received from Finance Lease Contracts (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total finance leasing contracts	$ 1,797,324	$ 1,791,420
Unearned income finance leasing contracts	550,844	557,320
Net finance leasing contracts	1,246,481	1,234,100
Up to one month [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	29,177	29,846
Unearned income finance leasing contracts	1,310	3,677
Net finance leasing contracts	27,867	26,169
1 - 3 months [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	31,278	32,672
Unearned income finance leasing contracts	2,636	2,857
Net finance leasing contracts	28,642	29,815
3 months to 1 year [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	116,526	120,691
Unearned income finance leasing contracts	10,621	11,596
Net finance leasing contracts	105,905	109,095
1 - 3 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	257,976	262,576
Unearned income finance leasing contracts	31,491	33,717
Net finance leasing contracts	226,485	228,859
3 to 6 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	284,920	283,010
Unearned income finance leasing contracts	54,922	57,453
Net finance leasing contracts	229,998	225,557
More than 6 years [member]
Disclosure of financial assets [line items]
Total finance leasing contracts	1,077,447	1,062,625
Unearned income finance leasing contracts	449,864	448,020
Net finance leasing contracts	$ 627,584	$ 614,605